Research and development expenses	6 Months Ended
Jun. 30, 2022
Research And Development Expense [Abstract]
Research and development expenses
9.	Research and development expenses

	For the six-months ended June 30,
In thousands of USD	2022	2021
Employee expenses	(8,233)	(6,177)
Services expenses (i)	(17,826)	(15,838)
Material expenses (i)	(7,906)	(2,237)
License and IP expenses (ii)	(79)	(146)
Consulting expenses (iii)	(3,394)	(1,143)
Change in contingent consideration liabilities	—	(860)
Depreciation and amortization expenses	(73)	(93)

Total	(37,511)	(26,494)

(i)	Services and material expenses include services from third parties.
(ii)	License and intellectual property (“IP”) expenses mainly include legal cost in relation to IP.
(iii)	Consulting expenses include services of the scientific advisory and consultants who are not directly employed by the Group.